Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000092034 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 15,820,000,000
Holdings Count | Holding	212
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,820
Number of Portfolio Holdings	212
Portfolio Turnover Rate	20%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	14.7%
Consumer Discretionary	12.2%
Consumer Staples	3.8%
Energy	0.7%
Financials	13.2%
Health Care	6.4%
Industrials	8.2%
Information Technology	37.8%
Materials	0.5%
Real Estate	1.3%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%

C000092035 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 15,820,000,000
Holdings Count | Holding	212
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,820
Number of Portfolio Holdings	212
Portfolio Turnover Rate	20%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	14.7%
Consumer Discretionary	12.2%
Consumer Staples	3.8%
Energy	0.7%
Financials	13.2%
Health Care	6.4%
Industrials	8.2%
Information Technology	37.8%
Materials	0.5%
Real Estate	1.3%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%

C000092036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[3]
Net Assets	$ 5,711,000,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$5,711
Number of Portfolio Holdings	404
Portfolio Turnover Rate	29%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	8.1%
Energy	6.0%
Financials	15.9%
Health Care	15.3%
Industrials	8.3%
Information Technology	23.2%
Materials	3.5%
Real Estate	3.1%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

C000092037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[4]
Net Assets	$ 5,711,000,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$5,711
Number of Portfolio Holdings	404
Portfolio Turnover Rate	29%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	8.1%
Energy	6.0%
Financials	15.9%
Health Care	15.3%
Industrials	8.3%
Information Technology	23.2%
Materials	3.5%
Real Estate	3.1%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

C000092038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	ETF Shares
Trading Symbol	IVOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[5]
Net Assets	$ 4,092,000,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,092
Number of Portfolio Holdings	404
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.5%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.5%
Financials	18.7%
Health Care	9.0%
Industrials	20.9%
Information Technology	10.4%
Materials	6.5%
Real Estate	7.1%
Utilities	2.8%
Other Assets and Liabilities—Net	0.1%

C000092039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[6]
Net Assets	$ 4,092,000,000
Holdings Count | Holding	404
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,092
Number of Portfolio Holdings	404
Portfolio Turnover Rate	8%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.5%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.5%
Financials	18.7%
Health Care	9.0%
Industrials	20.9%
Information Technology	10.4%
Materials	6.5%
Real Estate	7.1%
Utilities	2.8%
Other Assets and Liabilities—Net	0.1%

C000092040 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	ETF Shares
Trading Symbol	IVOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[7]
Net Assets	$ 1,039,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,039
Number of Portfolio Holdings	300
Portfolio Turnover Rate	29%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.7%
Consumer Discretionary	11.3%
Consumer Staples	5.2%
Energy	6.0%
Financials	20.9%
Health Care	6.9%
Industrials	16.2%
Information Technology	8.0%
Materials	8.9%
Real Estate	9.4%
Utilities	5.4%
Other Assets and Liabilities—Net	0.1%

C000092041 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[8]
Net Assets	$ 1,039,000,000
Holdings Count | Holding	300
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,039
Number of Portfolio Holdings	300
Portfolio Turnover Rate	29%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.7%
Consumer Discretionary	11.3%
Consumer Staples	5.2%
Energy	6.0%
Financials	20.9%
Health Care	6.9%
Industrials	16.2%
Information Technology	8.0%
Materials	8.9%
Real Estate	9.4%
Utilities	5.4%
Other Assets and Liabilities—Net	0.1%

C000092043 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	IVOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[9]
Net Assets	$ 1,248,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,248
Number of Portfolio Holdings	240
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.3%
Consumer Discretionary	16.0%
Consumer Staples	4.4%
Energy	3.1%
Financials	16.5%
Health Care	11.1%
Industrials	25.3%
Information Technology	13.0%
Materials	4.1%
Real Estate	4.8%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

C000092042 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[10]
Net Assets	$ 1,248,000,000
Holdings Count | Holding	240
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,248
Number of Portfolio Holdings	240
Portfolio Turnover Rate	30%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.3%
Consumer Discretionary	16.0%
Consumer Staples	4.4%
Energy	3.1%
Financials	16.5%
Health Care	11.1%
Industrials	25.3%
Information Technology	13.0%
Materials	4.1%
Real Estate	4.8%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

C000092044 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	ETF Shares
Trading Symbol	VIOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[11]
Net Assets	$ 4,533,000,000
Holdings Count | Holding	607
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,533
Number of Portfolio Holdings	607
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.3%
Consumer Discretionary	14.1%
Consumer Staples	2.9%
Energy	4.5%
Financials	19.3%
Health Care	11.6%
Industrials	18.0%
Information Technology	11.8%
Materials	4.2%
Real Estate	7.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

C000092045 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[12]
Net Assets	$ 4,533,000,000
Holdings Count | Holding	607
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,533
Number of Portfolio Holdings	607
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.3%
Consumer Discretionary	14.1%
Consumer Staples	2.9%
Energy	4.5%
Financials	19.3%
Health Care	11.6%
Industrials	18.0%
Information Technology	11.8%
Materials	4.2%
Real Estate	7.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

C000092046 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VIOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[13]
Net Assets	$ 879,000,000
Holdings Count | Holding	342
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$879
Number of Portfolio Holdings	342
Portfolio Turnover Rate	37%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.2%
Consumer Discretionary	12.5%
Consumer Staples	2.3%
Energy	4.7%
Financials	15.0%
Health Care	15.4%
Industrials	20.4%
Information Technology	12.7%
Materials	4.4%
Real Estate	8.0%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

C000092048 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VIOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[14]
Net Assets	$ 1,336,000,000
Holdings Count | Holding	464
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,336
Number of Portfolio Holdings	464
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.4%
Consumer Discretionary	15.8%
Consumer Staples	3.6%
Energy	4.3%
Financials	23.8%
Health Care	7.7%
Industrials	15.4%
Information Technology	10.6%
Materials	4.0%
Real Estate	7.6%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

C000092049 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[15]
Net Assets	$ 1,336,000,000
Holdings Count | Holding	464
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,336
Number of Portfolio Holdings	464
Portfolio Turnover Rate	36%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.4%
Consumer Discretionary	15.8%
Consumer Staples	3.6%
Energy	4.3%
Financials	23.8%
Health Care	7.7%
Industrials	15.4%
Information Technology	10.6%
Materials	4.0%
Real Estate	7.6%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.